INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Goodwill
Goodwill	$ 32,288,120	$ 28,751,206
Rizobacter Argentina S.A.
Goodwill
Goodwill	25,080,278	22,277,336
Bioceres Crops S.A.
Goodwill
Goodwill	6,737,752	6,003,780
Insumos Agroqumicos S.A.
Goodwill
Goodwill	$ 470,090	$ 470,090